UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22271

        Nuveen New York Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund 2, Inc. (NYV)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.4% (3.4% of Total Investments)
$ 1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	$1,141,898
	Series 2001, 6.500%, 5/15/33

	Education and Civic Organizations – 15.5% (15.6% of Total Investments)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	650,420
	Schools, Series 2007A, 5.000%, 4/01/37
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/17 at 100.00	AA–	964,960
	Facilities, Series 2007, 5.000%, 7/01/37
225	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	BBB–	220,973
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/18 at 100.00	AA–	1,486,380
	2008A, 5.000%, 7/01/38
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 100.00	N/R	1,177,340
	Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37
5,095	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	No Opt. Call	AAA	718,497
	Pilot, Series 2009A, 0.000%, 3/01/40 – AGC Insured

10,820	Total Education and Civic Organizations			5,218,570

	Energy – 2.9% (2.9% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	958,540
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 14.4% (14.5% of Total Investments)
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/09 at 100.00	A3	922,670
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/27 – RAAI Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,352,610
	Obligated Group, Series 2006B, 5.000%, 11/01/34
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	Baa2	897,890
	2007B, 5.625%, 7/01/37
700	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	508,774
	System, Series 2006, 5.000%, 8/01/24
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	643,829
	5.750%, 11/15/37
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+	509,590
	Obligated Group, Series 2009, 6.625%, 2/15/32

5,435	Total Health Care			4,835,363

	Housing/Multifamily – 11.8% (11.9% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples	11/15 at 100.00	AAA	1,336,695
	Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36
	(Alternative Minimum Tax)
1,800	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/14 at 100.00	AA	1,677,942
	Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A,	5/19 at 100.00	Aa2	967,020
	5.250%, 11/01/41

4,300	Total Housing/Multifamily			3,981,657

	Tax Obligation/General – 8.7% (8.8% of Total Investments)
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,467,146
1,500	New York City, New York, General Obligation Bonds, Fiscal 2009 Series J1, 5.000%, 5/15/36	No Opt. Call	AA	1,475,940

3,210	Total Tax Obligation/General			2,943,086

	Tax Obligation/Limited – 21.6% (21.8% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/19 at 100.00	AAA	1,187,280
	2009A, 5.000%, 3/15/38
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	1,176,384
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,497,720
	Series 2009-S5, 5.250%, 1/15/39
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,946,300
	Option Bond Trust 09-6W, 0.892%, 3/15/37 (IF)
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,470,330
	2009A, 6.000%, 8/01/42

7,400	Total Tax Obligation/Limited			7,278,014

	Transportation – 6.6% (6.6% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
500	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	B–	455,670
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	428,825
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/18 at 100.00	Aa2	1,331,532
	Series 2008A, 5.000%, 11/15/33

2,325	Total Transportation			2,216,027

	Water and Sewer – 3.0% (3.0% of Total Investments)
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	992,959
	Bonds, Second Generation Resolution, Series 2009FF-1, 5.000%, 6/15/40

$ 36,840	Total Long-Term Investments (cost $29,432,401) – 87.9%			29,566,114

	Short-Term Investments – 11.4% (11.5% of Total Investments)
$ 3,828	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	3,827,653

	Total Short-Term Investments (cost $3,827,653)			3,827,653

	Total Investments (cost $33,260,054) – 99.3%			33,393,767

	Other Assets Less Liabilities – 0.7%			238,485

	Net Assets Applicable to Common Shares – 100%			$33,632,252

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$29,566,114	$ —	$29,566,114
Short-Term Investments	3,827,653	—	—	3,827,653

Total	$3,827,653	$29,566,114	$ —	$33,393,767

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $33,256,159.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 361,150
Depreciation	(223,542)

Net unrealized appreciation (depreciation) of investments	$ 137,608

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
N/A	Not applicable.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009